Tax provision - Deferred income tax liabilities (assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 677	$ 791
Deferred tax assets	(6)	(4)
Deferred tax liabilities	683	795
Net operating losses	83	56
Net operating losses, not yet recognized	32	35
Capital losses, not yet recognized	83	56
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	241	61
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	306	345
Net operating losses, not yet recognized	270	272
Property, Plant And Equipment And Intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	737	796
Reforestation And Decommissioning Obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(30)	(30)
Employee Benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(22)	(12)
Export Duty Deposits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	90	72
Tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(47)	(11)
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(12)	(4)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (39)	$ (20)